Fair Value Measurements	12 Months Ended
Dec. 31, 2017
Disclosure of fair value measurement of assets [abstract]
Fair values

22. Fair values

The carrying values of financial instruments such as cash and cash equivalents, restricted cash, trade receivables and trade payables are reasonable estimates of their fair value due to the short term nature of these financial instruments. The fair values of the credit and loan facilities as of December 31, 2017 and 2016 was $41,219 and $62,831 respectively while their carrying value measured at amortised cost as of December 31, 2017 and 2016 was $41,538 and $65,572 respectively.

Fair value measurement

The following table provides the fair value measurement hierarchy (as defined in note 2.29) of the Company’s liabilities

As at December 31, 2017 and 2016, the Company held the following liabilities measured at or disclose their fair value:

	December 31, 2017	Level 1	Level 2	Level 3
Liabilities for which fair values are disclosed Long term borrowings	41,219	-	41,219	-
	December 31, 2016	Level 1	Level 2	Level 3
Liabilities for which fair values are disclosed Long term borrowings	62,831	-	62,831	-

There have been no transfers between Level 1 and Level 2 during the years